CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	$ (107,484)	$ 64,481	$ (110,503)
Other comprehensive income (loss), net of tax:
Foreign currency translation	(4,868)	(5,770)	9,585
Net unrealized gain on available-for-sale investments	9	(9,671)	3,891
Transfer to statements of operations of realized (loss) gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2017, 2018 and 2019, respectively	(9)	(7,364)	(3,243)
Other comprehensive income (loss)	(4,868)	(22,805)	10,233
Comprehensive (loss) income	(112,352)	41,676	(100,270)
Less: Comprehensive loss attributable to noncontrolling interest	(57,915)	(10,578)	(76)
Comprehensive (loss) income attributable to Renren Inc.	$ (54,437)	$ 52,254	$ (100,194)